Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals
Twelve months ending September 30,	Minimum lease payment
2023	$648,260
2024	472,978
2025	338,830
2026	204,681
2027	204,681
Thereafter	324,079
Total	$2,193,509